Common shares (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2023	Feb. 22, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity, Class of Treasury Stock [Line Items]
Beginning balance (in shares)	49,999,998			100,384,435	49,999,998
Cancellation of predecessor equity (in shares)		(100,384,435)		(100,384,435)
Stock issued during period (in shares)	49,999,998			49,999,998
Share repurchased and cancelled (in shares)					(5,817,579)
Ending balance (in shares)	49,999,998	49,999,998	74,048,962	49,999,998	74,048,962
Common shares, par value (in usd per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.10
Cancellation of predecessor equity (usd per share)				0.10
Issuance of successor common stock (usd per share)				0.01
Shares repurchased and cancelled (usd per share)					0.01
Ending balance (usd per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Beginning balance	$ 500			$ 10,038	$ 500
Cancellation of Predecessor equity				0
Issuance of Successor common stock				1,495,000
Share repurchased and cancelled					(267,000)
Ending balance	$ 500	$ 500	$ 741	$ 500	$ 741
Stock repurchased (in shares)			343,619
Aquadrill
Equity, Class of Treasury Stock [Line Items]
Stock issued during period (in shares)					29,866,543
Issuance of successor common stock (usd per share)					$ 0.01
Issuance of Successor common stock					$ 299
Common shares
Equity, Class of Treasury Stock [Line Items]
Beginning balance (in shares)	0			0	0
Ending balance (in shares)	0	0	1,000,000	0	1,000,000
Share repurchased and cancelled					$ (58)
Predecessor
Equity, Class of Treasury Stock [Line Items]
Beginning balance	$ 10,000
Ending balance		$ 10,000		$ 10,000
Predecessor | Common shares
Equity, Class of Treasury Stock [Line Items]
Beginning balance (in shares)	0			10,000,000	0
Cancellation of predecessor equity (in shares)				(10,000,000)
Ending balance (in shares)	0	0	0	0	0
Cancellation of Predecessor equity				$ (10,038)
Issuance of Successor common stock				$ 500